Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company has established and maintains a cybersecurity risk management policy, mainly comprising procedures and regulations for website and email security and management, responsibilities and authorities for relevant departments, and rewards and penalties measures aimed at mitigating risks. This policy is integrated into the Company’s overall risk management system and processes, and is managed and enforced internally. The General Manager’s Office is tasked with the supervision and management of emails, networks and websites.

Cybersecurity Risk Management Processes Integrated [Text Block]	This policy is integrated into the Company’s overall risk management system and processes, and is managed and enforced internally.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Risk assessments are conducted periodically or adjusted based on evolving business needs, covering risks that could hinder the Company’s objectives and those specifically related to data security compromises. Each identified risk is evaluated based on its impact and likelihood of occurrence, with high-scoring risks receiving prompt attention. Risks are analyzed to determine whether they meet the Company’s risk acceptance criteria for toleration or require a mitigation plan.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The audit committee is responsible for overseeing cybersecurity and monitoring risks. Management regularly updates the audit committee on these risks during committee meetings.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false